Segment information (Tables)	12 Months Ended
Dec. 31, 2014
Segment information
Summary of information by segments

	For the year ended December 31, 2012
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,093,057,299	677,528,756	2,770,586,055
Segment costs and operating expenses	(1,472,777,225)	(660,726,950)	(2,133,504,175)

Segment operating profit	620,280,074	16,801,806	637,081,880
Share-based compensation costs			(71,144,592)
Total other income			127,640,578

Income before tax			693,577,866

	For the year ended December 31, 2013
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,292,571,038	760,091,955	3,052,662,993
Segment costs and operating expenses	(1,829,631,361)	(809,198,909)	(2,638,830,270)

Segment operating profit	462,939,677	(49,106,954)	413,832,723
Share-based compensation costs			(75,893,070)
Total other income			154,020,196

Income before tax			491,959,849

	For the year ended December 31, 2014
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	3,225,119,984	618,103,420	3,843,223,404
Segment costs and operating expenses	(2,615,520,256)	(835,277,187)	(3,450,797,443)

Segment operating profit	609,599,728	(217,173,767)	392,425,961
Share-based compensation costs			(51,494,263)
Total other income			236,287,873

Income before tax			577,219,571

Schedule of revenues from external customers by geographic areas

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Domestic	1,925,177,127	2,150,762,144	3,059,627,935
North America	445,908,814	481,099,025	369,968,880
Other international regions	399,500,114	420,801,824	413,626,589

Total	2,770,586,055	3,052,662,993	3,843,223,404